Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

(in thousands)	September 30, 2023	December 31, 2022
Security deposit	66	146
Prepaid licenses	133	45
Research and development tax credit	266	750
Other receivables	178	178
Insurance	248	14
Other prepaid	71	293

Total prepaid expenses and other current assets	$962	$1,426

8. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
(in thousands)	2022	2021
Security deposit	$146	$607
Prepaid licenses	45	202
Research and development tax credit	750	—
Vendor deposits	178	—
Other prepaid	307	356

Total prepaid expenses and other current assets	$1,426	$1,165